CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Ordinary shares par value	$ 0.015	$ 0.015
Ordinary shares authorized	7,500,000	7,500,000.0
Ordinary shares issued	3,351,336	2,151,336
Ordinary shares outstanding	3,351,336	2,151,336